Deposits for Non-Current Assets - Schedule of Deposits for Non-Current Assets (Parenthetical) (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Construction Arrangement [Member] USD ($)	Dec. 31, 2014 Construction Arrangement [Member] CNY	Dec. 31, 2013 Construction Arrangement [Member] CNY	Dec. 31, 2014 Capital Addition Purchase Commitments [Member] USD ($)	Dec. 31, 2014 Capital Addition Purchase Commitments [Member] CNY
Valuation and Qualifying Accounts Disclosure [Line Items]
Commitments to purchase certain medical equipment							$ 4,942	30,663
Deposits	$ 16,305	101,166	76,669	$ 4,770	29,600	29,600